Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	178 Months Ended	278 Months Ended	381 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Nareit Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.88%		6.63%		5.70%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Columbia Real Estate Equity Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	0.23%		5.93%		5.52%
Performance Inception Date						Mar. 07, 2011
Columbia Real Estate Equity Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	0.28%		6.00%		5.56%
Performance Inception Date				Mar. 01, 2017
Columbia Real Estate Equity Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent	0.14%		5.85%		5.40%
Performance Inception Date		Oct. 02, 2024
Columbia Real Estate Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	(5.77%)		4.34%		4.53%
Performance Inception Date							Nov. 01, 2002
Columbia Real Estate Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(7.09%)		1.55%		1.91%
Performance Inception Date							Nov. 01, 2002
Columbia Real Estate Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(2.53%)		3.05%		3.05%
Performance Inception Date							Nov. 01, 2002
Columbia Real Estate Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	0.24%		5.85%		5.40%
Performance Inception Date								Apr. 01, 1994